Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Research and development expenses	£ (8,523)	£ (5,863)	£ (17,229)	£ (11,801)
Administrative expenses	(2,075)	(1,629)	(4,179)	(3,238)
Net foreign exchange (losses) gains	(109)	84	(786)	2,211
Operating loss	(10,707)	(7,408)	(22,194)	(12,828)
Finance income	35	64	59	208
Loss before tax	(10,672)	(7,344)	(22,135)	(12,620)
Income tax credit	1,585	1,283	3,287	2,593
Loss for the period	£ (9,087)	£ (6,061)	£ (18,848)	£ (10,027)
Basic and diluted loss per share	£ (0.17)	£ (0.19)	£ (0.36)	£ (0.31)